CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating and formation costs	$ 1,008,654	$ 346,845	$ 1,472,708	$ 753,628
Loss from operations	(1,008,654)	(346,845)	(1,472,708)	(753,628)	$ (2,805,647)	$ (2,355,895)
Other income
Interest income	192,618	77,719	400,023	79,176
Interest expense	(13,604)		(13,604)
Finance transaction costs			(464,670)
Offering costs allocated to warrants		(3,600,000)		(3,600,000)	(690,542)	(3,600,000)
Change in fair value of warrant liabilities	330,873	635,439		5,489,801	6,359,058	6,668,954
Total other income	509,887	(2,886,842)	(78,251)	1,968,977	5,671,864	4,320,843
Income (Loss) before taxes	(498,767)	(3,233,687)	(1,550,959)	1,215,349
Provision for income taxes	(38,812)		(38,812)
Net (loss) income	(537,579)	(3,233,687)	(1,589,771)	1,215,349	2,866,217	1,964,948
General and administrative expenses					2,805,647	2,355,895
Interest on investments in trust					3,348	1,251,889
Net income	$ (537,579)	$ (3,233,687)	$ (1,589,771)	$ 1,215,349	$ 2,866,217	$ 1,964,948
Common Class A Subject to Redemption [Member]
Other income
Diluted weighted average shares outstanding	1,495,652	10,326,000	1,671,103	10,326,000	10,326,000	9,582,767
Basic weighted average shares outstanding	1,495,652	10,326,000	1,671,103	10,326,000	10,326,000	9,582,767
Diluted net income per common stock	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	$ 0.22	$ 0.16
Basic net income per common stock	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	$ 0.22	$ 0.16
Common Share Not Subject Redemption [Member]
Other income
Diluted weighted average shares outstanding	2,684,760	2,684,760	2,684,760	2,684,760	2,613,724	2,684,760
Basic weighted average shares outstanding	2,684,760	2,684,760	2,684,760	2,684,760
Diluted net income per common stock	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	$ 0.22	$ 0.16
Basic net income per common stock	$ (0.13)	$ (0.25)	$ (0.36)	$ 0.09	$ 0.22	$ 0.16